Leased Assets (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Operating Lease Assets and Liabilities on Balance Sheet
The table below presents the locations of the operating lease assets and liabilities on the consolidated
balance
sheets
as of December 31, 2021 (in millions):

		Successor
	Balance Sheet Line Item	December 31, 2021
Operating Lease assets	Operating Lease assets	$45.7
Financing Lease assets	Other Assets	$0.9
Operating lease liabilities:
Current operating lease liabilities	Current operating lease liabilities	$9.3
Noncurrent operating lease liabilities	Operating lease liability, non-current	40.6

Total operating lease liabilities:		$49.9

		Successor
	Balance Sheet Line Item	December 31, 2021
Financing lease liabilities:
Current financing lease liabilities	Accrued expenses and other current liabilities	$0.6
Noncurrent financing lease liabilities	Deferred income taxes and other long-term liabilities	0.3

Total financing lease liabilities:		$0.9

Schedule of Weighted Average Lease Term and Discount Rate for Operating Lease
The Company’s weighted average remaining lease term and weighted average discount rate for operating leases as of December 31, 2021 are:

Successor
December 31, 2021
Operating leases
Weighted average remaining lease term (in years)	7.5
Weighted average discount rate	4.19%

Schedule of Undiscounted Future Minimum Lease Payments	The table below reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under non-cancelable
operating leases with terms of more than one year to the total lease liabilities recognized on the consolidated balance sheets as of December 31, 2021 (in millions):

Fiscal year ending December 31:
2022	$10.8
2023	9.4
2024	8.1
2025	6.4
2026	5.0
2027 and thereafter	18.5

Total undiscounted future minimum lease payments	$58.2
Less: Imputed interest	(8.3)

Total lease liabilities	$49.9